U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202



May 7, 2002

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re: The Wall Street Fund, Inc. Post-Effective Amendment No. 58 to the Registration Statement filed on Form N-1A
                  1933 Act Registration File No. 2-10822
                  1940 Act Registration File No. 811-00515

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Wall Street Fund, Inc. (the "Fund") hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2002 and filed electronically as Post-Effective Amendment No. 58 to the Fund's Registration Statement on Form N-1A.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5026.


Sincerely yours,

/s/ Michael W. Zielinski
--------------------------
Michael W. Zielinski, Esq.

cc:      Mr. Michael Linburn, The Wall Street Fund, Inc.